HARRIS ASSOCIATES INVESTMENT TRUST

Supplement dated June 24, 2009 to the Prospectus of
The Oakmark Funds dated January 28, 2009

OAKMARK INTERNATIONAL SMALL CAP FUND

The following amends and replaces certain information on page 39 of the prospectus under the section titled "Management of the Funds."

Effective June 24, 2009, Chad M. Clark, co-portfolio manager of the Oakmark International Small Cap Fund, will no longer be co-manager of the Fund. David G. Herro will remain portfolio manager. Accordingly, as of June 24, 2009, all references to Mr. Clark in the prospectus are hereby deleted and replaced with the following:

"International Small Cap Fund is managed by Mr. Herro."

SUPJUN09

HARRIS ASSOCIATES INVESTMENT TRUST

Supplement dated June 24, 2009 to the Statement of Additional Information of
The Oakmark Funds dated January 28, 2009

OAKMARK INTERNATIONAL SMALL CAP FUND

The following supplements, amends and replaces certain information on pages 15-17 of the Statement of Additional Information under the section titled "Portfolio Managers" and on page 21 of the Statement of Additional Information under the section titled "Trustees and Officers":

Effective June 24, 2009, Chad M. Clark will no longer be co-portfolio manager of the Oakmark International Small Cap Fund. Accordingly, all references to Mr. Clark in the Statement of Additional Information are hereby deleted.